Other Intangibles Assets	12 Months Ended
Dec. 31, 2011
Other Intangibles Assets [Abstract]
Other Intangibles Assets
9.  Other Intangible Assets

As discussed in Note 7, the acquisition of Teranetics and Oxford included the acquisition of $30.5 million and $9.1 million, respectively, of identifiable intangible assets.  All of these intangibles are subject to amortization.  There is no estimated residual value on any of the intangible assets.

The following table summarizes the gross carrying amount and accumulated amortization for each major intangible class and the weighted average amortization period, in total and by major intangible asset class (in thousands).

	2011
	Gross Carrying	Accumulated	Net	Amortization	Estimated
	Value	Amortization	Value	Method	Useful Life
Existing and core technology
Oxford USB and Serial Connectivity	$4,600	$(4,600)	$-	Accelerated	3 years
Oxford Network Attached Storage Connectivity	3,800	(3,555)	245	Accelerated	4 years
Teranetics Network PHY	20,100	(4,187)	15,913	Straight-line	6 years
Trade Name
Oxford	600	(600)	-	Straight-line	2 years
Teranetics	200	(125)	75	Straight-line	2 years
Customer Relationships
Oxford	56	(56)	-	Accelerated	1 year
Teranetics	10,200	(5,588)	4,612	Accelerated	3.5 years
Totals	$39,556	$(18,711)	$20,845		4.8 years

	2010
	Gross Carrying	Accumulated	Net	Amortization	Estimated
	Value	Amortization	Value	Method	Useful Life
Existing and core technology
Oxford USB and Serial Connectivity	$4,600	$(3,833)	$767	Accelerated	3 years
Oxford Network Attached Storage Connectivity	3,800	(1,520)	2,280	Straight-line	5 years
Teranetics Network PHY	20,100	(838)	19,262	Straight-line	6 years
Trade Name
Oxford	600	(600)	-	Straight-line	2 years
Teranetics	200	(25)	175	Straight-line	2 years
Customer Relationships
Oxford	56	(56)	-	Accelerated	1 year
Teranetics	10,200	(1,200)	9,000	Accelerated	3.5 years
Totals	$39,556	$(8,072)	$31,484		4.8 years

As of the result of the divestiture of the UK design team on October 21, 2011, the Company reviewed the useful life of its storage acquired intangibles and determined a change in the assets useful life and method of amortization was required. The Company reduced the useful life of the intangible from five years to four years and changed the amortization method from straight-line to accelerated. The change and amortization acceleration was reflected in the fourth quarter of 2011, the period of change.

The amortization expense from continuing operations was $2.8 million, $2.6 million and $3.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.  The amortization expense from discontinued operations was $7.8 million, $2.1 million for the years ended December 31, 2011 and 2010, respectively. There was no amortization expense in 2009 related to discontinued operations as the PHY related intangibles were acquired in connection with the Teranetics acquisition in October, 2010.

Estimated future amortization expense is as follows (in thousands):
	Continuing	Discontinued
	Operations	Operations

2012	$245	$6,163
2013	-	4,662
2014	-	3,912
2015	-	3,350
2016	-	2,513
Total	$245	$20,600

In connection with the sale of the PHY business in the third quarter of 2012, the remaining carrying value of the intangibles related to discontinued operations were either amortized or written off in 2012.